SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 7:- SUBSEQUENT EVENTS

a.	On July 24, 2012, the Company entered into an amendment to the December 2011 research and development funding arrangement with Baize, pursuant to which:

1.	The number of specified Compugen-identified targets in the field of oncology against which mAb product candidates are to be developed was reduced from 12 to 8.

2.	The payment dates for the $ 6,000 of the investment amount remaining to be paid were amended such that $ 1,000 was paid on July 27, 2012 and $ 5,000 is to be paid on or before December 31, 2012.

b.
On July 3, 2012, the Company's shareholders approved a grant to the Company's Chairman of the Board of options to purchase 62,500 ordinary shares at an exercise price of $ 4.01 per share. The options shall vest on a monthly basis over a period of 12 months commencing January 1, 2014.

c.
On August 6, 2012, the Company's Board of directors approved a grant to new employees of options to purchase a total of 92,300 ordinary shares at an exercise price of $ 3.43 per share. The options shall vest over a period 4 years.

On August 6, 2012, the Company's Board of directors approved a grant to existing employees of options to purchase a total of 758,200 ordinary shares at an exercise price of $ 3.43 per share. The options shall vest on a monthly basis over a period of 12 months commencing January 1, 2015.